Commitments and contingencies (Details Narrative) $ in Millions				1 Months Ended	12 Months Ended
	Nov. 26, 2024 AIRCRAFT	Oct. 10, 2022 AIRCRAFT	Dec. 28, 2017 AIRCRAFT	Nov. 30, 2021 AIRCRAFT	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 31, 2023 USD ($) AIRCRAFT	Dec. 31, 2017 AIRCRAFT	Dec. 31, 2011 AIRCRAFT
IfrsStatementLineItems [Line Items]
Possible contingencies amount | $					$ 37.1	$ 29.4
Possible contingencies related to legal matters | $					2.1	2.8
Possible contingencies related to labor matters | $					5.0	6.1
Possible contingencies related to other contributions matters | $					$ 30.0	$ 20.5
Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased					14	13
A 320 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased							46	30
A 320 Neo Model [Member] | Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased	131		80	39
Number of aircraft converted				19
A 321 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased							34
A 321 Neo Model [Member] | Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased		25